Derivative financial instruments	12 Months Ended
Jun. 30, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Derivative financial instruments
6.	Derivative financial instruments

		Outstanding		2021
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/21	Put Option	Itaú BBA/Santander	676	-	676	5,000	US$
Currency US$	Jul/21	Call Option	Itaú BBA/Santander	-	(71)	(71)	(5,000)	US$
Currency US$	May/23	Put Option	Bradesco	196	-	196	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(92)	(92)	(1,023)	US$
Currency US$	Jun/23	Put Option	Bradesco	322	-	322	1,606	US$
Currency US$	Jun/23	Call Option	Bradesco	-	(165)	(165)	(1,606)	US$
Currency US$	Jul/23	Put Option	XP	716	-	716	3,484	US$
Currency US$	Jul/23	Call Option	XP	-	(408)	(408)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	507	-	507	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(713)	(713)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	147	-	147	802	US$
Currency US$	Apr/24	Call Option	Banco do Brasil	-	(199)	(199)	(802)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	1,300	-	1,300	(2,000)	US$
Currency US$	Jul/21	NDF	Banco do Brasil/Rabobank	873	-	873	(2,890)	US$
Currency US$	Jul/21	NDF	Itaú BBA/Banco do Brasil	5,405	-	5,405	(9,500)	US$
Currency US$	Aug/21	NDF	XP	-	(189)	(189)	(3,733)	US$
Currency US$	Aug/21	NDF	Banco Bradesco/XP	95	(46)	49	(3,722)	US$
Currency US$	Aug/21	NDF	XP	-	(9)	(9)	(966)	US$
Currency US$	Sep/21	NDF	Itaú BBA/Rabobank/XP	1,798	(9)	1,789	(5,930)	US$
Currency US$	Nov/21	NDF	Rabobank/Bradesco	215	-	215	(1,490)	US$
Currency US$	Nov/21	NDF	Macquarie	213	-	213	(280)	US$
Currency US$	Mar/22	NDF	Bradesco	-	(273)	(273)	(3,630)	US$
Currency US$	May/22	NDF	XP	531	-	531	(2,292)	US$
Currency US$	May/22	NDF	Macquarie	171	-	171	(430)	US$
Currency US$	Jun/22	NDF	Itaú BBA	1,716	-	1,716	(8,400)	US$
Currency US$	Jun/22	NDF	Cargill	236	-	236	(2,000)	US$
Currency US$	Jun/22	NDF	Banco do Brasil/Bradesco/ABC	2,382	-	2,382	(17,200)	US$
Currency US$	Jul/22	NDF	Itaú BBA	658	-	658	(1,000)	US$
Currency US$	Jul/22	NDF	Banco do Brasil	46	-	46	(2,000)	US$
Currency US$	Nov/22	NDF	Bradesco	-	(76)	(76)	(850)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	640	-	640	(1,000)	US$
		Total currency risk		18,843	(2,250)	16,593	(69,313)	US$
Soybean	Oct/21	Soybean Put Option	Tradings/Banks/CBOT	1,368	-	1,368	396,875	bags
Soybean	Oct/21	Soybean Call Option	Tradings/ Banks/CBOT	1,723	-	1,723	167,821	bags
Soybean	Oct/21	Soybean Put Option	Tradings/ Banks/CBOT	884	-	884	249,464	bags
Soybean	Feb/22	Soybean Put Option	Tradings/ Banks/CBOT	855	-	855	192,768	bags
Soybean	Feb/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,201)	(1,201)	(192,768)	bags
Soybean	Jun/22	Soybean Put Option	Tradings/ Banks/CBOT	2,002	-	2,002	249,464	bags
Soybean	Jun/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,401)	(1,401)	(249,464)	bags
Soybean	Aug/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(644)	(644)	(49,893)	bags
Soybean	Nov/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(26,688)	(26,688)	(478,518)	bags
Soybean	Dec/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(784)	(784)	(20,411)	bags

Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	3	(187)	(184)	(254,011)	bags
Corn	Aug /21	Corn Call Option	Trading Companies/ Banks/CBOT	1,327	(3,765)	(2,438)	(84,670)	bags
Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	-	(218)	(218)	(254,011)	bags
Corn	Aug/21	Corn Future	Trading Companies/ Banks/CBOT	-	(7,213)	(7,213)	(254,011)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(92,700)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(314)	(314)	(83,250)	bags
Corn	Sep/21	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(9,000)	bags
Corn	Sep/21	Accrual	Trading Companies/ Banks/CBOT	-	(421)	(421)	(83,251)	bags

Cotton	Nov/21	Cotton Call Option	Trading Companies/ Banks/CBOT	-	(1,770)	(1,770)	(1,500,000)	lbs.
Cotton	Dec/21	Cotton Futures	Trading Companies/ Banks/CBOT	39	(793)	(754)	(1,150,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	36	-	36	(500,000)	lbs.
Cotton	Nov/21	Accrual	Trading Companies/ Banks/CBOT	-	(282)	(282)	(441,000)	lbs.

Ethanol	Jul/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Aug/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Sep/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3

Fed Cattle	Oct/21	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(4,950)	arrobas

		Margin deposit		8,844	-	8,844
		Total risk with commodities		17,081	(45,681)	(28,600)

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(2,608)	(2,608)	25,000	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	614	-	614	9,482	BRL
		Total risk with interest		614	(2,608)	(1,994)	34,482	BRL
		Total risks		36,538	(50,539)	(14,001)
		Current		32,657	(48,574)
		Non-current		3,881	(1,965)
		Result on June 30, 2021 (Note 25)		590,108	(715,598)

		Outstanding		2020
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Aug/20	NDF	Rabobank	141	-	141	(4,600)	US$
Currency US$	Nov/20	NDF	Rabobank	-	(221)	(221)	(1,500)	US$
Currency US$	Nov/20	NDF	Itaú BBA	-	(8,958)	(8,958)	(14,000)	US$
Currency US$	Jun/21	NDF	OLAM	733	-	733	(1,500)	US$
Currency US$	Jun/21	NDF	Banco do Brasil	185	-	185	(1,300)	US$
Currency US$	Jun/21	NDF	Rabobank	-	(1,426)	(1,426)	(4,930)	US$
Currency US$	Jun/21	NDF	Banco do Brasil	-	(1,828)	(1,828)	(6,500)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	106	(311)	(205)	(1,450)	US$
Currency US$	Jul/21	NDF	Rabobank	-	(367)	(367)	(1,440)	US$
Currency US$	Nov/21	NDF	Rabobank	-	(139)	(139)	(520)	US$
Currency US$	Nov/21	NDF	Macquarie	78	-	78	(280)	US$
		Total currency risk		1,243	(13,250)	(12,007)	(38,020)	US$
Soybean	Jul/20	Soybean Call Option	Trading Companies/Banks/CBOT	-	(1)	(1)	(83,344)	bags
Soybean	Feb/21	Soybean Put Option	Trading Companies/Banks/CBOT	252	-	252	199,571	bags
Soybean	Feb/21	Soybean Call Option	Trading Companies/Banks/CBOT	-	(774)	(774)	(399,142)	bags
Soybean	Jun/21	Soybean Put Option	Trading Companies/Banks/CBOT	1,571	-	1,571	553,357	bags
Soybean	Jun/21	Soybean Call Option	Trading Companies/Banks/CBOT	147	(1,916)	(1,769)	(854,982)	bags
Soybean	Nov/20	Soybean Futures	Trading Companies/Banks/CBOT	-	(16)	(16)	(77,107)	bags
Soybean	Dec/20	Accrual	Trading Companies/Banks/CBOT	47	(40)	7	(83,911)	bags

Corn	Jul/20	Corn Call Option	Itaú BBA	-	(55)	(55)	(16,650)	bags
Corn	Sep/20	Corn Call Option	Itaú BBA	-	(682)	(682)	(166,500)	bags
Corn	Sep/20	Corn Call Option	OTC/Stock Exchange	-	(1,431)	(1,431)	(253,350)	bags
Corn	Aug/21	Corn Put Option	FC Stone	178	-	178	84,664	bags
Corn	Aug/21	Corn Call Option	FC Stone	-	(130)	(130)	(169,334)	bags
Corn	Sep/20	Corn Futures	Macquarie	-	(529)	(529)	(83,250)	bags
Corn	Sep/20	Corn Futures	Trading Companies/Banks/CBOT	51	(200)	(149)	(211,500)	bags
Corn	Aug/21	Corn Futures	Trading Companies/Banks/CBOT	-	(257)	(257)	(254,011)	bags

Cotton	Nov/20	Cotton Call Option	Trading Companies/Banks/CBOT	-	(256)	(256)	(625)	lbs.
Cotton	Nov/21	Cotton Put Option	Trading Companies/Banks/CBOT	127	-	127	669	lbs.
Cotton	Nov/21	Cotton Call Option	Trading Companies/Banks/CBOT	-	(258)	(258)	(669)	lbs.
Cotton	Dec/20	Cotton Futures	Trading Companies/Banks/CBOT	1,038	-	1,038	(893)	lbs.

Ethanol	Aug/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(150)	m3
Ethanol	Sep/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(450)	m3
Ethanol	Oct/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(150)	m3

Fed Cattle	Oct/20	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(54,450)	arrobas

		Margin deposit		3,015	-	3,015
		Total risk with commodities		6,426	(6,545)	(119)
Interest R$	Aug/23	Fixed DI SWAP	Bradesco	1,257	-	1,257	11,847	BRL
		Total risk with interest		1,257	-	1,257	11,847	BRL
		Total risk		8,926	(19,795)	(10,869)

		Current		7,180	(18,333)
		Non-current		1,746	(1,462)
		Result on June 30, 2020 (Note 25)		206,199	(254,367)

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The margin deposits in operations with derivatives refer to the so-called margins by counterparties in operations with derivative instruments.

The total fair value of a derivative is classified as non-current assets or liabilities if the remaining maturity of the derivative is over 12 months, and as current assets or liabilities if the remaining maturity of the derivative is less than 12 months.